Share Capital - Summary of Stock Option Awards (Parenthetical) (Details)	3 Months Ended
Jul. 31, 2025
August 3, 2024 | Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement	Vesting conditions are as follows: one-fourth one year from hire date; one thirty-sixth each month after hire date.